LEASE	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Lease
18.
Lease

Operating leases

The Group’s leases consist of operating leases for corporate offices, data centers, and other facilities. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2025, the operating leases that have not yet commenced is immaterial. The arrangements of remaining lease terms are one year to four years. Total lease expenses for the year ended December 31, 2024 and 2025 was US$5,688,809 and US$7,143,341, which were recorded in occupancy, depreciation and amortization on the consolidated statements of comprehensive income. The Group classifies operating lease payments as cash outflows for operating activities in the statement of cash flows. The Group presents the reduction in the carrying amount of the right-of-use assets and the change in operating lease liabilities as two adjustments to net income and changes in net assets in the reconciliation of net income to net cash flows from operating activities.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating lease right-of-use assets	10,880,673	11,674,596
Operating lease liabilities	10,056,251	10,976,915

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income related to the Group’s leases:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating lease expenses	5,168,034	6,580,883
Short-term lease expenses	520,775	562,458

A summary of supplemental information related to operating leases is as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	6,319,923	6,897,814
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	6,748,032	6,182,198
Weighted average remaining lease term:
Operating leases	4 years	3 years
Weighted average discount rate:
Operating leases	4.8%	4.9%

18.
Lease (Continued)

Operating leases (Continued)

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2025
US$
Years ending December 31:
2026	7,092,390
2027	3,899,443
2028	544,714
2029	—
2030 and after	—
Total undiscounted operating lease payments	11,536,547
Less: imputed interest	(559,632)
Present value of operating lease liabilities	10,976,915